Document And Entity Information	3 Months Ended
	Mar. 31, 2013	May 09, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	SANUWAVE Health, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		21,726,536
Amendment Flag	false
Entity Central Index Key	0001417663
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1